Leases (Details 2) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Leases
2021	¥ 338,476
2022	204,759
2023	129,932
2024	101,764
2025	58,858
Thereafter	34,596
Total operating lease payments	868,385
Less: imputed interest	(62,650)
Total	¥ 805,735